Offerings - Offering: 1	Dec. 29, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00000625 par value per share
Amount Registered | shares	226,000,000
Proposed Maximum Offering Price per Unit	486.29
Maximum Aggregate Offering Price	$ 109,901,540,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,177,402.68
Offering Note	Note 1.A.: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common stock, $0.00000625 par value per share (the "Common Stock"), of Microsoft Corporation (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. Note 1.B.: The Amount Registered represents 226,000,000 shares of Common Stock reserved for issuance under the Microsoft Corporation 2026 Stock Plan, which was approved by the Registrant's shareholders on December 5, 2025 and will become effective on March 1, 2026. Note 1.C.: The Proposed Maximum Offering Price Per Unit and the Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Stock Market on December 23, 2025.